Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 227,182,500.00
Previously Paid Amount	0.00
Total Fee Amount	31,373.90
Total Offset Amount	0.00
Net Fee	$ 31,373.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false